BUSINESS COMBINATIONS - Acquisition of Dynaflows (Details) $ in Thousands			12 Months Ended
	Oct. 22, 2015 USD ($) shares	Oct. 21, 2015	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Apr. 22, 2016 USD ($) installment
Disclosure of detailed information about business combination [line items]
Cash paid			$ 103,978	$ 21,300	$ 4,328
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Business acquisition, number of shares acquired (in shares) | shares	9,014
Cash paid	$ 1,402					$ 414
Number of installments | installment						2
Common stock, value, issued	$ 868
Common stock, shares, issued | shares	9,190
Business combination, percentage of voting interest acquired, total	66.73%
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		22.70%		22.70%
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 625
Dynaflows S.A. | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Percentage ownership	38.50%
Argentine peso (ARS) | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Cash paid	$ 13,316
Common stock, value, issued	$ 8,250